Fair Value of Financial Assets and Liabilities (Details) - Schedule of assets or liabilities which are not measured at fair value - CLP ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Assets
Financial Assets, Fair value	$ 7,062,407	$ 3,981,088
Total	36,921,368	34,602,793
Liabilities
Total	41,637,905	36,919,918
Deposits and interbank borrowings [Member]
Liabilities
Financial Liabilities, Fair value	32,047,227	26,200,921
Issued debt instruments and other financial liabilities [Member]
Liabilities
Financial Liabilities, Fair value	9,590,678	10,718,997
Loans And Accounts Receivable At Amortized Cost [Member]
Assets
Financial Assets, Fair value	36,921,368	34,602,793
Level 1 [Member]
Assets
Total
Liabilities
Total
Level 1 [Member] | Deposits and interbank borrowings [Member]
Liabilities
Financial Liabilities, Fair value
Level 1 [Member] | Issued debt instruments and other financial liabilities [Member]
Liabilities
Financial Liabilities, Fair value
Level 1 [Member] | Loans And Accounts Receivable At Amortized Cost [Member]
Assets
Financial Assets, Fair value
Level 2 [Member]
Assets
Total
Liabilities
Total	27,077,012	26,622,486
Level 2 [Member] | Deposits and interbank borrowings [Member]
Liabilities
Financial Liabilities, Fair value	17,486,334	15,903,489
Level 2 [Member] | Issued debt instruments and other financial liabilities [Member]
Liabilities
Financial Liabilities, Fair value	9,590,678	10,718,997
Level 2 [Member] | Loans And Accounts Receivable At Amortized Cost [Member]
Assets
Financial Assets, Fair value
Level 3 [Member]
Assets
Total	36,921,368	34,602,793
Liabilities
Total	14,560,893	10,297,432
Level 3 [Member] | Deposits and interbank borrowings [Member]
Liabilities
Financial Liabilities, Fair value	14,560,893	10,297,432
Level 3 [Member] | Issued debt instruments and other financial liabilities [Member]
Liabilities
Financial Liabilities, Fair value
Level 3 [Member] | Loans And Accounts Receivable At Amortized Cost [Member]
Assets
Financial Assets, Fair value	$ 36,921,368	$ 34,602,793